                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-03196

                                CASH RESERVE FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-03196

                                CASH RESERVE FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS
INSERT HTML FILE

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

INSERT SIGNATURE PAGES

[Scudder Investments logo]

Scudder Cash Reserve Prime Shares

Classes A, B and C

Semiannual Report to Shareholders

September 30, 2003

Table of Contents

Portfolio Management Review <Click Here>

Cash Reserve Prime Shares

Investment Portfolio <Click Here>

Statement of Assets and Liabilities <Click Here>

Statement of Operations <Click Here>

Statement of Changes in Net Assets <Click Here>

Financial Highlights <Click Here>

Notes to Financial Statements <Click Here>

Privacy Statement <Click Here>

Other Information <Click Here>

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This report must be preceded or accompanied by a prospectus.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

IIn the following interview, New York-based Portfolio Managers Darlene M. Rasel and Jan Buenner discuss the Scudder Cash Reserve Prime Shares' strategy and the market environment during the six-month period ended September 30, 2003.

Q: How did the fund perform?

A: Scudder Cash Reserve Prime Shares Class A shares had a 7-day yield on September 30, 2003 of 0.43%, compared with 0.39% for the fund's benchmark, the iMoneyNet First Tier Retail Money Funds Average.1

1 The iMoneyNet First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent rating service, and includes averages for retail money market funds of a similar category. You cannot invest directly in an average.

We continued to manage the fund conservatively, maintaining high portfolio quality, adjusting weighted average maturity in response to market conditions and strictly limiting exposure to any particular issuer. As evidence of our insistence on these high investment standards, the fund maintained a "AAAm" rating by Standard & Poor's (S&P). This rating is the highest that S&P awards to money market funds. Of course, ratings are subject to change and do not remove market risk.

Q: Will you provide us with specific examples of your investment strategy?

A: Our strategy for the fund continued to be concentrated on investing in high-quality issues. As of September 30, 2003, approximately 60% of assets was invested in securities rated A1+/P1 and approximately 20% in securities rated A1/P1 by S&P and Moody's. The balance of assets was primarily invested in federal agency securities with long-term AAA-ratings and in AAA-rated money market funds, as rated by S&P and Moody's.2

2 The ratings of Moody's Investors Service, Inc. (Moody's) and Standard and Poor's Corporation (S&P) represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Early in the semiannual period, we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points. When, in the months leading up to the Federal Reserve Board's June 25, 2003 meeting, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this stance led to a temporary reduction in the weighted average maturity of the fund to approximately 40 days, the decision proved correct. After the Federal Reserve Board reduced the federal funds rate by 25 basis points to 1.00%, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities.3,4 Indeed, we maintained a weighted average maturity of 50 to 55 days for most of the third calendar quarter.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.
4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 1-percentage-point change in market interest rate levels. A duration of 5 means that if interest rates fall 1-percentage-point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a 1-percentage-point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

Another successful strategy for the fund during the period was adding callable federal agency securities throughout the semiannual period. These securities offered an attractive yield pick-up over securities with no call feature and, since they are issued by US government agencies, enhanced the fund's average credit quality as well.

As of September 30, 2003, 26.0% of the fund during the period was invested in commercial paper, 27.0% in repurchase agreements, 15.7% in certificates of deposit and bank notes, 19.2% in floating rate notes and 12.1% in US government agency securities, money market funds and cash or cash equivalents.

Q: The Federal Reserve Board made only one cut in interest rates during the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity as did the US economy.

Economic and political conditions improved in the early months of the semiannual period. Corporate

7-Day Current Yield	(as of 9/30/03)

Scudder Cash Reserve Prime Class A Shares[5] iMoneyNet First Tier Retail Money Funds Average[6]	.43% .39%

5 Past performance is not indicative of future results. Yields will fluctuate. "Current Yield" is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a seven day period. This income is then annualized.
6 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

earnings generally exceeded expectations, the government's tax cut was widely perceived to offer stimulus to the economy and the conclusion of active military operations in Iraq provided a welcome sigh of relief. On the other hand, corporate spending remained reluctant, and unemployment gradually worsened. With the exception of the housing sector, consumer spending was restrained.

On May 6, 2003 the Federal Reserve Board kept the targeted federal funds rate unchanged at 1.25%, but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

By the June 25, 2003 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve. Thus, the yield curve went from flat to quite steep by mid-August. Compounding matters was news of an improving US economy. While it remained a jobless recovery, second-calendar-quarter gross domestic product growth came in higher than anticipated, consumer spending accelerated and corporate earnings announcements were still primarily positive.

After peaking in late August to early September, money market yields declined somewhat by the end of the semiannual period. Most investors believed that there would be no official increase in interest rates until well into 2004.

Q: Do you anticipate any change in your management strategies for the fund?

A: We will continue to concentrate the portfolio in very high-quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the fund and will continue to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of September 30, 2003 (Unaudited)

Prime Series	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%
Abbey National Treasury Services PLC, 1.19%, 10/1/2003	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	50,000,000	49,998,344
Credit Suisse First Boston, 1.05%, 10/16/2003	40,000,000	40,000,000
Danske Bank, 1.12%, 6/30/2004	26,000,000	26,000,975
DEPFA Bank Europe PLC, 1.11%, 1/20/2004	50,000,000	50,000,000
HBOS Treasury Services, 1.08%, 12/15/2003	30,000,000	30,000,000
ING Bank N.V., 1.05%, 11/12/2003	25,000,000	25,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.40%, 1/29/2004	50,000,000	50,000,000
Natexis Banque Populaire, 1.06%, 10/24/2003	50,000,000	50,000,159
Societe Generale, 1.13%, 7/7/2004	46,000,000	46,000,000
Toronto Dominion Bank, 1.32%, 4/15/2004	60,000,000	59,997,570
Westdeutsche Landesbank AG, 1.32%, 4/15/2004	29,000,000	28,998,435
Total Certificates of Deposit and Bank Notes (Cost $505,995,483)		505,995,483

Commercial Paper 26.0%
Apreco LLC, 1.07%**, 10/31/2003	40,000,000	39,964,333
CC (USA), Inc., 1.34%, 8/13/2004	25,000,000	25,000,000
Credit Suisse First Boston, 1.08%**, 10/6/2003	33,000,000	32,995,050
Fortis Funding LLC, 1.05%**, 10/30/2003	20,000,000	19,983,083
General Electric Capital International Funding, Inc., 1.08%**, 11/21/2003	40,000,000	39,938,800
General Electric Capital International Funding, Inc., 1.10%**, 11/4/2003	50,000,000	49,948,056
Goldman Sachs Group, Inc., 1.11%, 11/17/2003	50,000,000	50,000,000
Grand Metro Investment Corp., 1.14%**, 1/6/2004	30,000,000	29,910,442
Greyhawk Funding LLC, 1.09%**, 11/17/2003	50,000,000	49,928,847
Greyhawk Funding LLC, 1.09%**, 11/21/2003	60,000,000	59,907,350
Hamburgische Landesbank Girozentrale, 1.32%**, 2/27/2004	40,000,000	39,781,467
Lake Constance Funding, 1.07%**, 10/10/2003	30,300,000	30,291,895
Lake Constance Funding, 1.07%**, 10/17/2003	30,000,000	29,985,733
Lake Constance Funding, 1.07%**, 11/18/2003	45,000,000	44,935,800
Lake Constance Funding, 1.07%**, 11/20/2003	25,000,000	24,962,847
Natexis Banque Populaire, 1.05%**, 10/7/2003	25,000,000	24,995,646
Perry Global Funding LLC, 1.09%**, 11/21/2003	15,000,000	14,976,838
Perry Global Funding LLC, 1.12%**, 3/8/2004	25,000,000	24,876,333
Scaldis Capital LLC, 1.05%**, 10/27/2003	66,928,000	66,877,246
Scaldis Capital LLC, 1.06%**, 10/15/2003	40,000,000	39,983,511
Sheffield Receivables Corp., 1.05%**, 1/8/2004	30,000,000	29,913,375
Sheffield Receivables Corp., 1.08%**, 10/3/2003	25,000,000	24,998,500
Sheffield Receivables Corp., 1.08%**, 10/20/2003	20,000,000	19,988,600
Three Rivers Funding Corp., 1.07%**, 10/2/2003	25,000,000	24,999,257
Total Commercial Paper (Cost $839,143,009)		839,143,009

Floating Rate Notes 19.2%
American Honda Finance Corp., 1.06%*, 7/9/2004	30,000,000	30,000,000
American Honda Finance Corp., 1.07%*, 4/8/2004	15,000,000	14,999,221
American Honda Finance Corp., 144A, 1.09%*, 9/16/2004	15,000,000	15,000,000
Bayerische Landesbank Girozentrale, 1.08%*, 8/25/2004	20,000,000	19,999,943
Canadian Imperial Bank of Commerce, 1.07%*, 5/28/2004	50,000,000	49,995,068
General Electric Capital Assurance Co., 1.23%*, 9/1/2004	45,000,000	45,000,000
General Electric Capital Corp., 1.18%*, 11/3/2003	10,000,000	10,001,136
General Electric Capital Corp., 1.24%*, 5/7/2004	10,000,000	10,008,882
Morgan Stanley Dean Witter & Co., 1.27%*, 12/1/2003	40,000,000	40,000,000
Morgan Stanley Dean Witter & Co., 1.27%*, 2/20/2004	40,000,000	40,000,000
New York Life, 1.21%*, 9/21/2004	40,000,000	40,000,000
Sheffield Receivables Corp., 1.08%*, 2/25/2004	70,000,000	70,000,000
Swedish National Housing Finance Corp., 1.16%*, 5/28/2004	35,000,000	35,010,189
Toyota Motor Credit Corp., 1.39%*, 9/28/2004	50,000,000	50,082,745
Travelers Insurance Co., 1.18%*, 1/27/2004	50,000,000	50,000,000
Westdeutsche Landesbank AG, 1.07%*, 5/28/2004	100,000,000	99,986,770
Total Floating Rate Notes (Cost $620,083,954)		620,083,954
	Shares	Value ($)
Money Market Funds 6.1%
AIM Liquid Assets Portfolio, 1.02% (b)	151,718,000	151,718,000
Federated Prime Cash Obligation Fund, 0.99% (b)	5,000,000	5,000,000
Federated Prime Obligation Fund, 1.00% (b)	40,000,000	40,000,000
Total Money Market Funds (Cost $196,718,000)		196,718,000
	Principal Amount ($)	Value ($)
US Government Agency Obligations 6.0%
Federal Home Loan Mortgage Corp., 1.04%**, 11/4/2003	45,600,000	45,555,211
Federal Home Loan Mortgage Corp., 1.20%, 8/6/2004	35,000,000	35,000,000
Federal National Mortgage Association, 1.06%, 2/18/2005	40,000,000	39,991,661
Federal National Mortgage Association, 1.38%, 5/7/2004	25,000,000	25,000,000
Federal National Mortgage Association, 1.45%, 9/14/2004	30,000,000	30,000,000
Federal National Mortgage Association, 3.00%, 6/15/2004	17,000,000	17,225,420
Total US Government Agency Obligations (Cost $192,772,292)		192,772,292

Repurchase Agreements 27.0%
Repurchase Agreement with ABN Amro Bank, N.V., 1.10%, dated 9/30/2003, principal and interest in the amount of $200,006,111, due 10/1/2003 (c)	200,000,000	200,000,000
Repurchase Agreement with BNP Paribas, 1.13%, dated 9/30/2003, principal and interest in the amount of $205,165,100, due 10/1/2003 (d)	205,158,660	205,158,660
Repurchase Agreement with Goldman Sachs & Co., 1.11%, dated 9/30/2003, principal and interest in the amount of $15,000,463, due 10/1/2003 (e)	15,000,000	15,000,000
Repurchase Agreement with Greenwich Capital Markets, Inc., 1.11%, dated 9/30/2003, principal and interest in the amount of $200,006,167, due 10/1/2003 (f)	200,000,000	200,000,000
Repurchase Agreement with UBS Warburg LLC, 1.09%, dated 9/30/2003, principal and interest in the amount of $250,007,569, due 10/1/2003 (g)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $870,158,660)		870,158,660
Total Investment Portfolio - 100.0% (Cost $3,224,871,398) (a)		3,224,871,398

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purpose was $3,224,871,398.
(b) The rate shown is the annualized seven-day yield at period-end.
(c) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

63,690,000	FHLB	3.375	7/21/2008	64,099,706
70,225,000	FNMA	3.625	4/15/2004	72,269,572
70,000,000	FNMA	5.5	1/1/2018	68,296,940
Total Collateral Value				204,666,218

(d) Collateralized by a $165,670,000 FNMA Note, 7.25%, 5/15/2030, with a value of $209,262,002.
(e) Collateralized by a $28,366,890 FNMA Note, 6.0%, 11/1/2032, with a value of $15,450,000.
(f) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

1,855,279	FHLMC Gold	6.5	6/1/2033	1,942,342
2,002,490	FHLMC Gold	4.5	7/1/2033	1,927,167
6,000,000	FHLMC Gold	5.5	6/1/2033	5,705,103
2,000,200	FHLMC Gold	4.5	7/1/2033	1,923,323
5,626,073	FHLMC Gold	5.0	7/1/2033	5,602,473
4,659,224	FHLMC Gold	5.0	7/1/2033	4,633,767
4,749,027	FHLMC Gold	4.5	8/1/2033	4,569,421
2,806,371	FHLMC Gold	4.5	7/1/2033	2,700,032
4,786,404	FHLMC Gold	4.5	8/1/2033	4,613,052
2,000,000	FHLMC Gold	5.0	8/1/2033	1,995,038
4,783,819	FHLMC Gold	5.5	8/1/2033	4,881,279
2,500,000	FHLMC Gold	7.0	9/1/2033	2,652,122
1,640,336	FHLMC Gold	6.0	9/1/2033	1,697,917
1,288,307	FHLMC Gold	4.5	9/1/2033	1,243,184
1,075,341	FHLMC Gold	4.5	9/1/2033	1,037,677
2,050,238	FHLMC Gold	4.5	9/1/2033	1,978,429
5,196,495	FHLMC Gold	8.5	6/1/2006	1,921
1,277,078	FHLMC Gold	8.5	8/1/2030	96,110
2,135,034	FHLMC Gold	7.0	11/1/2030	234,671
1,030,853	FHLMC Gold	7.0	1/1/2033	880,874
3,382,200	FHLMC Gold	5.5	8/1/2033	3,433,501
5,515,935	FHLMC Gold	4.5	7/1/2033	5,299,975
1,317,461	FHLMC Gold	5.0	9/1/2033	1,315,719
6,095,000	FHLMC Gold	5.5	9/1/2033	6,225,619
1,712,604	FHLMC Gold	6.5	9/1/2033	1,798,536
1,229,769	FHLMC Gold	6.5	4/1/2029	262,741
2,882,066	FHLMC Gold	6.5	5/1/2029	714,521
1,105,635	FHLMC Gold	6.5	7/1/2029	247,015
1,514,588	FHLMC Gold	6.5	10/1/2029	393,046
775,538	FHLMC Gold	6.5	3/1/2030	128,752
1,145,331	FHLMC Gold	6.5	4/1/2030	109,249
1,143,175	FHLMC Gold	7.5	10/1/2030	82,900
1,705,583	FHLMC Gold	7.5	1/1/2031	170,425
2,645,454	FHLMC Gold	6.5	1/1/2031	477,958
1,163,895	FHLMC Gold	6.5	2/1/2031	295,346
1,443,333	FHLMC Gold	6.5	3/1/2031	247,633
1,621,528	FHLMC Gold	7.0	5/1/2031	203,602
2,434,407	FHLMC Gold	6.5	5/1/2031	1,261,241
1,911,464	FHLMC Gold	6.5	5/1/2031	580,237
978,437	FHLMC Gold	7.0	6/1/2031	183,100
1,070,160	FHLMC Gold	6.5	8/1/2031	344,196
1,871,667	FHLMC Gold	7.0	3/1/2031	289,415
3,287,882	FHLMC Gold	6.5	8/1/2031	952,811
1,226,572	FHLMC Gold	6.5	8/1/2031	357,843
1,559,183	FHLMC Gold	6.5	9/1/2031	633,688
1,350,381	FHLMC Gold	6.5	9/1/2031	434,167
3,284,543	FHLMC Gold	6.5	10/1/2031	810,568
1,655,762	FHLMC Gold	7.0	10/1/2031	331,298
958,006	FHLMC Gold	6.5	11/1/2031	119,857
2,092,984	FHLMC Gold	6.5	12/1/2031	918,458
847,046	FHLMC Gold	7.0	2/1/2032	585,884
2,934,784	FHLMC Gold	7.0	2/1/2032	1,030,351
1,075,000	FHLMC Gold	6.5	4/1/2032	698,869
918,739	FHLMC Gold	7.0	4/1/2032	339,279
826,487	FHLMC Gold	6.5	3/1/2032	463,611
1,858,339	FHLMC Gold	6.5	8/1/2030	346,025
1,824,217	FHLMC Gold	7.0	6/1/2032	650,592
3,400,667	FHLMC Gold	7.0	6/1/2032	1,096,481
1,320,431	FHLMC Gold	7.0	6/1/2032	322,465
925,862	FHLMC Gold	8.0	6/1/2032	693,390
954,111	FHLMC Gold	6.5	7/1/2032	515,661
2,304,488	FHLMC Gold	6.5	7/1/2032	1,001,676
4,791,142	FHLMC Gold	7.0	8/1/2032	2,582,844
979,926	FHLMC Gold	6.5	8/1/2032	525,078
1,579,278	FHLMC Gold	8.0	9/1/2032	1,525,258
843,045	FHLMC Gold	6.5	9/1/2032	482,509
3,322,323	FHLMC Gold	6.0	11/1/2032	1,908,712
1,052,857	FHLMC Gold	6.5	11/1/2032	576,099
860,493	FHLMC Gold	6.5	12/1/2032	594,215
946,406	FHLMC Gold	6.5	12/1/2032	854,015
4,487,978	FHLMC Gold	6.0	12/1/2032	3,105,416
1,413,204	FHLMC Gold	6.0	1/1/2033	1,035,093
2,338,848	FHLMC Gold	6.0	5/1/2033	2,411,808
1,000,000	FHLMC Gold	7.0	8/1/2018	145,675
1,108,688	FHLMC Gold	7.0	9/1/2018	129,635
1,879,455	FHLMC Gold	7.0	6/1/2019	408,291
1,004,874	FHLMC Gold	6.5	12/1/2019	201,926
784,722	FHLMC Gold	6.5	1/1/2020	95,995
1,000,000	FHLMC Gold	6.5	7/1/2023	269,350
4,010,000	FHLMC Gold	6.5	8/1/2023	1,027,663
3,500,000	FHLMC Gold	6.5	9/1/2023	967,368
4,400,000	FHLMC Gold	6.0	12/1/2022	2,898,021
2,507,224	FHLMC Gold	5.5	1/1/2023	2,034,702
1,672,353	FHLMC Gold	5.5	7/1/2023	1,673,785
1,013,762	FHLMC Gold	4.5	9/1/2023	1,000,426
1,777,584	FHLMC Gold	5.0	9/1/2023	1,802,395
2,514,254	FHLMC Gold	7.0	2/1/2018	202,708
1,522,717	FHLMC Gold	6.5	2/1/2020	185,339
2,256,343	FHLMC Gold	7.0	5/1/2021	982,460
1,001,843	FHLMC Gold	6.0	12/1/2022	691,239
993,296	FHLMC Gold	5.5	11/1/2022	682,792
1,000,000	FHLMC Gold	5.5	3/1/2023	938,847
1,273,332	FHLMC Gold	5.5	5/1/2023	1,301,825
1,000,083	FHLMC Gold	5.5	5/1/2023	980,872
1,204,316	FHLMC Gold	5.5	9/1/2023	1,240,470
1,232,103	FHLMC Gold	5.5	5/1/2017	719,994
1,322,510	FHLMC Gold	5.5	9/1/2017	573,642
1,599,139	FHLMC Gold	5.5	12/1/2017	1,091,767
2,393,000	FHLMC Gold	4.5	8/1/2018	2,408,087
894,507	FHLMC Gold	5.5	7/1/2018	856,774
1,121,447	FHLMC Gold	5.0	9/1/2018	1,151,746
1,264,477	FHLMC Gold	5.5	9/1/2018	1,311,807
990,000	FHLMC Gold	5.5	1/1/2014	332,902
952,152	FHLMC Gold	5.5	1/1/2018	667,800
1,262,683	FHLMC Gold	5.0	4/1/2018	1,026,915
880,035	FHLMC Gold	5.5	7/1/2018	804,244
3,621,192	FHLMC Gold	5.0	9/1/2018	3,719,029
4,745,942	FHLMC Gold	4.5	10/1/2018	4,795,134
2,377,779	FHLMC Gold	4.5	10/1/2018	2,402,425
2,797,865	FHLMC Gold	5.0	10/1/2018	2,873,457
3,795,000	FHLMC Gold	5.0	10/1/2018	3,897,533
4,276,405	FHLMC Gold	7.0	3/1/2031	539,243
5,626,329	FHLMC Gold	7.0	9/1/2031	1,095,919
4,264,564	FHLMC Gold	7.5	6/1/2032	4,609,447
5,124,309	FHLMC Gold	5.0	8/1/2018	5,135,087
1,042,062	FHLMC Gold	6.5	8/1/2017	1,087,319
1,471,609	FHLMC Gold	6.0	9/1/2017	1,516,886
1,500,000	FHLMC Gold	7.0	4/1/2018	204,254
1,307,939	FHLMC Gold	6.0	6/1/2014	264,938
2,280,450	FHLMC Gold	3.5	8/1/2010	2,239,583
34,489,515	FNMA	Adjustable Rate Mortgage	6/1/2040	9,494,253
91,697,593	FNMA	Adjustable Rate Mortgage	1/1/2031	28,663,849
Total Collateral Value				205,630,468

(g) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

24,732,000	Resolution Funding Corp.	Discount Note	4/15/2004	24,570,253
16,949,000	Resolution Funding Corp.	Discount Note	10/15/2005	16,346,802
21,397,000	Resolution Funding Corp.	Discount Note	10/15/2006	19,961,476
15,850,000	Resolution Funding Corp.	Discount Note	1/15/2007	14,626,380
20,055,000	Resolution Funding Corp.	Discount Note	1/15/2008	17,712,175
41,895,000	Resolution Funding Corp.	Discount Note	1/15/2009	35,147,809
31,399,000	Resolution Funding Corp.	Discount Note	7/15/2010	24,202,663
18,756,000	Resolution Funding Corp.	Discount Note	10/15/2010	14,315,517
17,133,000	Resolution Funding Corp.	Discount Note	7/15/2011	12,404,635
16,059,000	Resolution Funding Corp.	Discount Note	10/15/2014	9,372,835
14,823,000	Resolution Funding Corp.	Discount Note	4/15/2015	8,386,112
5,601,000	Resolution Funding Corp.	Discount Note	7/15/2015	3,110,796
32,556,000	Resolution Funding Corp.	Discount Note	4/15/2017	16,005,506
30,410,000	Resolution Funding Corp.	Discount Note	10/15/2017	14,442,014
32,941,000	Resolution Funding Corp.	Discount Note	7/15/2018	14,815,874
15,278,000	Resolution Funding Corp.	Discount Note	10/15/2021	5,532,622
17,281,000	Resolution Funding Corp.	Discount Note	10/15/2029	4,046,970
Total Collateral Value				255,000,439

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2003 (Unaudited)
Assets	Prime Series
Investments: Investments, at amortized cost	$ 2,354,712,738
Repurchase agreements, at value	870,158,660
Total Investments, at amortized cost	3,224,871,398
Interest receivable	3,102,629
Other assets	55,600
Total assets	3,228,029,627
Liabilities
Due to custodian bank	14,772
Dividends payable	2,093
Payable for Fund shares redeemed	42,954
Accrued management fee	751,754
Accrued distribution fees	583,186
Accrued shareholder servicing fees	162,578
Accrued custodian and accounting fees	123,404
Accrued transfer agent fees	1,671,948
Other accrued expenses and payables	168,324
Total liabilities	3,521,013
Net assets	$ 3,224,508,614
Composition of Net Assets
Undistributed (accumulated distributions in excess of) net investment income	(25,229)
Accumulated net realized gain (loss)	(9,568)
Paid-in capital	3,224,543,411
Net assets	$ 3,224,508,614

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of September 30, 2003 (Unaudited) (continued)
Net Asset Value	Prime Series
Computation of Net Asset Value, Offering and Redemption Price Per Share
Prime Shares(a) Net assets	$ 2,787,741,122
Shares outstanding	2,787,393,049
Net Asset Value per share	$ 1.00
Prime Institutional Shares(b) Net assets	$ 419,058,317
Shares outstanding	419,047,665
Net Asset Value per share	$ 1.00
Scudder Cash Reserve Prime Class A Shares Net assets	$ 7,156,446
Shares outstanding	7,162,687
Net Asset Value per share	$ 1.00
Scudder Cash Reserve Prime Class B Shares Net assets	$ 7,105,839
Shares outstanding	7,102,508
Net Asset Value per share	$ 1.00
Scudder Cash Reserve Prime Class C Shares Net assets	$ 193,741
Shares outstanding	193,835
Net Asset Value per share	$ 1.00
Quality Cash Reserve Prime Shares Net assets	$ 3,253,149
Shares outstanding	3,245,283
Net Asset Value per share	$ 1.00

a Prior to July 31, 2003, the Prime Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Shares.
b Prior to July 31, 2003, the Prime Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income	Prime Series
Interest	$ 18,913,971
Dividends	1,489,412
Total Income	20,403,383
Expenses:
Management fee	4,395,175
Transfer agent fees	1,204,691
Custodian and accounting fees	159,151
Auditing	21,407
Directors' fees and expenses	70,848
Reports to shareholders	38,066
Registration fees	147,260
Distribution fees: Prime Shares, Treasury Shares and Tax-Free Shares, respectively	3,523,412
Scudder Cash Reserve Prime Class A Shares	10,008
Scudder Cash Reserve Prime Class B Shares	33,645
Scudder Cash Reserve Prime Class C Shares	1,071
Quality Cash Reserve Prime Shares	9,425
Shareholder servicing fees: Prime Shares, Treasury Shares and Tax-Free Shares, respectively	986,553
Scudder Cash Reserve Prime Class B Shares	11,215
Scudder Cash Reserve Prime Class C Shares	357
Total expenses	10,612,284
Less: fee waivers and/or expense reimbursements	(22,684)
Net expenses	10,589,600
Net investment income	9,813,783
Net realized gain (loss) on investment transactions	10,063
Net increase (decrease) in net assets from operations	$ 9,823,846

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 9,813,783	$ 47,885,457
Net realized gain (loss)	10,063	12,329
Net increase (decrease) in net assets resulting from operations	9,823,846	47,897,786
Distributions to shareholders from: Net investment income: Prime Shares	(7,321,409)	(38,057,799)
Prime Institutional Shares	(2,287,912)	(9,631,429)
Scudder Cash Reserve Prime Class A Shares	(23,133)	(172,134)
Scudder Cash Reserve Prime Class B Shares	(3,924)	(54,913)
Scudder Cash Reserve Prime Class C Shares	(134)	(2,431)
Quality Cash Reserve Prime Shares	(3,710)	(208,566)
Total distributions	(9,640,222)	(48,127,272)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	1,728,665,432	18,093,925,189
Reinvestment of distributions	9,639,047	45,429,416
Cost of shares redeemed	(1,960,522,455)	(19,822,015,528)
Net increase (decrease) in net assets from Fund share transactions	(222,217,976)	(1,682,660,923)
Increase (decrease) in net assets	(222,034,352)	(1,682,890,409)
Net assets at beginning of period	3,446,542,966	5,129,433,375
Net assets at end of period (including accumulated distributions in excess of net investment income of $25,229 and $198,790, respectively)	$ 3,224,508,614	$ 3,446,542,966

Financial Highlights

Class A
Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0029	.0114	.0277	.0579	.0483	.0474
Less: Distributions from net investment income	(.0029)	(.0114)	(.0277)	(.0579)	(.0483)	(.0474)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.29**	1.14	2.80	5.95	4.94	4.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	7,156	8,802	11,524	11,882	16,214	13,028
Ratio of expenses (%)	.81*	.63	.61	.61	.63	.63
Ratio of net investment income (%)	.41*	1.17	2.81	5.73	4.89	4.67

Class B
Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0005	.0041	.0202	.0505	.0406	.0400
Less: Distributions from net investment income	(.0005)	(.0041)	(.0202)	(.0505)	(.0406)	(.0400)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.05**	.41[b]	2.04	5.17	4.14	4.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	7,106	10,897	10,761	11,975	2,980	2,356
Ratio of expenses before expense reductions (%)	1.59*	1.38	1.36	1.39	1.38	1.37
Ratio of expenses after expense reductions (%)	1.14*	1.37	1.36	1.39	1.38	1.37
Ratio of net investment income (%)	.08*	.43	2.01	5.00	4.14	3.92
[a] For the six months ended September 30, 2003 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Class C
Years Ended March 31,	2003[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0005	.0041	.0202	.0515	.0115
Less: Distributions from net investment income	(.0005)	(.0041)	(.0202)	(.0515)	(.0115)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.05**	.41[c]	2.04	5.28	1.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	194	375	679	1,592	779
Ratio of expenses before expense reductions (%)	1.40*	1.38	1.36	1.34	0.31*
Ratio of expenses after expense reductions (%)	1.14*	1.37	1.36	1.34	0.31*
Ratio of net investment income (%)	.08*	.43	2.16	5.07	6.00*
[a] For the six months ended September 30, 2003 (Unaudited).
[b] For the period January 18, 2000 (commencement of sales) to March 31, 2000.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Cash Reserve Fund, Inc. (formerly Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.) (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, (the `Series') is one of the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Cash Reserve Prime Shares (`Prime Shares'), Scudder Cash Reserve Prime Class A Shares (`Class A Shares'), Scudder Cash Reserve Prime Class B Shares (`Class B Shares'), Scudder Cash Reserve Prime Class C Shares (`Class C Shares'), Quality Cash Reserve Prime Shares (`Quality Cash Shares') and Cash Reserve Prime Institutional Shares (`Prime Institutional Shares'). Certain detailed information for the Prime SharesClass A Shares, Class B Shares, Class C Shares Class A Shares, Class B Shares, Class C Shares Class A Shares, Class B Shares, Class C Shares and , Quality Cash Shares and Prime Institutional Shares is provided separately and is available upon request.

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. Valuation of Securities

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. Repurchase Agreements

The Prime Series may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2-Fees and Transactions with Affiliates

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each series. The Fund pays the Advisor an annual fee based on its aggregate average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion. Accordingly, for the six months ended September 30, 2003, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.24% of the Fund's aggregate average daily net assets.

The Prime Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets.

During the six months ended September 30, 2003, ICCC was the Fund's accounting agent. The Fund paid the accounting agent a fixed fee of $13,000 on assets up to $10 million. On assets greater than $10 million, the Fund paid the accounting agent an annual fee based on its average daily net assets which was calculated daily and paid monthly. Scudder Fund Accounting Corporation (`SFAC'), an affiliate of the Advisor, is responsible for the general accounting records and determining the daily net asset value per share of the Fund. SFAC has retained State Street Bank and Trust Company (`State Street') as a sub-agent that performs fund accounting and administration services.

Scudder Investments Service Company (`SISC'), an affiliate of the Advisor, is the Fund's transfer agent. Each Series paid the transfer agent a per account fee that is accrued daily and paid monthly. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (`DST'), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expenses of such delegations are borne by SISC, not by the Fund.

During the six months ended September 30, 2003, ICCC voluntarily waived $20,277 and $382 of transfer agent fees for Class B Shares and Class C Shares of the Prime Series, respectively.

Effective April 11, 2003, State Street serves as custodian for the Fund. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of ICCC, was the Fund's custodian. The Fund pays the custodian an annual fee, which is accrued daily and payable monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

Note 3-Distribution and Service Fees

Scudder Distributors, Inc. (`SDI') is the Fund's Distributor. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares and Class A Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Class B Shares and Class C Shares average daily net assets. The Prime Series also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B Shares and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Prime Institutional Shares.

The Prime Shares pays the Distributor a shareholder servicing fee, which is calculated daily and paid monthly at an annual rate of 0.07%. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares.

Note 4-Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2003, the Fund's custodian fees were reduced by $2,025 under this agreement.

Note 5-Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares were as follows (at net asset value of $1.00 per share):

Prime Series:	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Sold:
Prime Shares	1,093,983,505	$ 1,093,983,505	12,024,358,045	$ 12,024,358,044
Prime Institutional Shares	634,169,456	634,169,456	5,825,254,848	5,825,254,848
Class A Shares	211,590	211,590	125,429,162	125,429,092
Class B Shares	1,765	1,765	10,936,596	10,936,597
Class C Shares	-	-	402,461	402,462
Quality Cash Shares	299,116	299,116	107,544,397	107,544,146
		$ 1,728,665,432		$ 18,093,925,189
Reinvested:
Prime Shares	7,323,721	$ 7,323,721	36,581,377	$ 36,581,378
Prime Institutional Shares	2,286,336	2,286,336	8,460,923	8,460,923
Class A Shares	20,736	20,736	132,199	132,199
Class B Shares	3,173	3,173	49,958	49,957
Class C Shares	104	104	1,934	1,934
Quality Cash Shares	4,977	4,977	203,025	203,025
		$ 9,639,047		$ 45,429,416
Redeemed:
Prime Shares	(1,193,006,104)	$ (1,193,005,526)	(13,502,262,846)	$ (13,502,262,742)
Prime Institutional Shares	(761,543,473)	(761,543,473)	(6,039,643,782)	(6,039,643,782)
Class A Shares	(1,871,503)	(1,871,503)	(128,282,478)	(128,282,478)
Class B Shares	(3,796,114)	(3,796,114)	(10,853,181)	(10,850,194)
Class C Shares	(181,501)	(181,501)	(708,506)	(708,510)
Quality Cash Shares	(124,338)	(124,338)	(140,267,822)	(140,267,822)
		$ (1,960,522,455)		$ (19,822,015,528)
Net Decrease:
	(222,218,554)	$ (222,217,976)	(1,682,663,690)	$ (1,682,660,923)

Note 6-Tax Disclosures

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to distribution reclassifications. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Distributions were characterized as follows for tax purposes:

Years Ended	March 31, 2003	March 31, 2002
Prime Series Ordinary income*	$ 48,127,272	$ 164,827,939

At March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Prime Series Undistributed ordinary income*	$ 1,044,023
Prime Series Capital loss carryforward	$ (19,600)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At March 31, 2003, the Prime Series had a net tax basis capital loss carryforward of approximately $19,600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2011, the expiration date, whichever occurs first.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

SCUDDER
INVESTMENTS

222 South Riverside Plaza
Chicago, IL 60606-5808

Deutsche Asset Management

DBABCR-3-IN
(26536 11/03)

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Bank Alex Brown Cash Reserves
                                    Portfolio

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Deutsche Bank Alex Brown Cash Reserves
                                    Portfolio

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

By:                                 /s/Charles A. Rizzo
                                    ----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ----------------------------